Note 9 - Temporary Equity and Stockholders' Deficit -10-Q (Details Textual) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 02, 2025	Jul. 07, 2025	Mar. 01, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 11, 2025	Jul. 10, 2025	Sep. 30, 2021
Temporary Equity, Shares Authorized (in shares)						30,000,000	30,000,000		30,000,000	30,000,000			30,000,000
Preferred Stock, Dividend Rate, Percentage							12.00%		12.00%
Preferred Stock, Original Issue Price (in dollars per share)						$ 1	$ 1		$ 1
Preferred Stock, Dividends Per Share, Declared (in dollars per share)							$ 0		$ 0
Dividends Payable						$ 0	$ 0		$ 0	$ 7,000,000
Temporary Equity, Shares Outstanding (in shares)						0	0		0	18,406,857
Temporary Equity, Liquidation Preference						$ 0	$ 0		$ 0	$ 25,405,000
Common Stock, Shares Authorized (in shares)						300,000,000	300,000,000		150,000,000	150,000,000	150,000,000	45,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues (in shares)				695,277	352,852
Shares Issued, Price Per Share (in dollars per share)				$ 1.42	$ 1.42			$ 1.42
Proceeds from Issuance of Common Stock			$ 500,000	$ 1,000,000			$ 0	$ 500,000	$ 15,209,000	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)						183,510
Proceeds from Stock Options Exercised						$ 42,000	42,000
Conversion of Debt into Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)						1,380,359
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 2,100,000	$ 2,154,000
Conversion of Temporary Preferred Stock into Common [Member]
Conversion of Stock, Shares Issued (in shares)		39,618,919
Conversion of Temporary Preferred Stock into Common [Member] | Series A1 Preferred Stock [Member]
Temporary Equity, Shares Outstanding (in shares)									18,406,857
Series A1 Preferred Stock [Member]
Preferred Stock, Convertible, Shares Issuable (in shares)									39,618,919
Conversion of Series A-1 Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)		39,619,919
IPO [Member]
Proceeds from Issuance or Sale of Equity, Gross	$ 17,000,000								$ 25,000,000
Stock Issued During Period, Shares, New Issues (in shares)	4,250,000
Shares Issued, Price Per Share (in dollars per share)	$ 4